Offerings	Jul. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	4,187,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 25,125,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,469.77
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents Ordinary Shares underlying warrants issuable to the representative of the underwriters to purchase up to an aggregate of 7.0% of the Ordinary Shares sold in the offering (including any Ordinary Shares pursuant to the exercise of the over-allotment option) at an exercise price equal to 125% of the public offering price.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Warrants
Amount Registered | shares	503,125
Proposed Maximum Offering Price per Unit	7.50
Maximum Aggregate Offering Price	$ 3,773,437.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 521.12
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

Represents Ordinary Shares underlying warrants issuable to the representative of the underwriters to purchase up to an aggregate of 7.0% of the Ordinary Shares sold in the offering (including any Ordinary Shares pursuant to the exercise of the over-allotment option) at an exercise price equal to 125% of the public offering price.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 21,000,000.00
Amount of Registration Fee	$ 2,900.10
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

The Registrant’s Registration Statement on Form F-1 (Registration No. 333-290394) was initially filed on September 19, 2025 and was declared effective on November 23, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on January 23, 2026.